Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Warrants Disclosure [Abstract]
Warrants
13. Warrants
In connection with the issuance of the Series B Preferred Shares on September 22, 2017, 5,633,780 Series B Warrants were issued to Series B preferred shareholders, which provided the holders the right to purchase
Series B-2 Preferred
Shares.
In connection with the Company’s Series B Onshore Financing that took place on September 25, 2017, 2,620,842 Series B Warrants were issued to Series B Onshore Investors, which provided the holders the right to purchase
Series B-2 Preferred
Shares.
During the period from June 29, 2018 to July 6, 2018, 3,301,849 Series B Warrants (representing Tranche I of Series B Warrants) were exercised to purchase 3,301,849
Series B-2 Preferred
Shares with proceeds of US$20,000 (equivalent to approximately RMB132,332).
On July 6, 2018, the Series B Warrants holders agreed that the Series B Warrants shall be divided into two tranches and exercisable in accordance with different time schedules, such that: (i) the holders have exercised part of the Series B Warrants in the total consideration of US$20,000 (“Tranche I of Series B Warrants”) and 3,301,849
Series B-2 Preferred
Shares of the Company in aggregate have been newly issued to such holders on a pro rata basis; (ii) only when the Company fails to submit a Qualified Public Offering application at an internationally recognized securities exchange by March 31, 2019, the Warrant Holders may exercise the remaining part of Series B Warrants, in the total consideration of US$30,000 (“Tranche II of Series B Warrants”) and 4,952,773
Series B-2 Preferred
Shares of the Company in aggregate will be issued to such holders on a pro rata basis; (iii) provided that the Company successfully submits a Qualified Public Offering application at an internationally recognized securities exchange by March 31, 2019, the holders shall unconditionally and irrevocably waive and cancel Tranche II of Series B Warrants; and (iv) the Tranche II of Series B Warrants may only be concurrently exercised by all the Warrant Holders in one lump. This is considered to be a modification to Series B Warrants.
According to the confirmations issued by the Company’s Series B Warrants holders in July 2019, the holders of Series B Warrants has unconditionally and irrevocably waived and cancelled the Tranche II of Series B Warrants. The fair value gain of warrants for the six months ended June 30, 2019 and 2020 was amounting to RMB43,854 and nil, respectively.
Accounting of warrants
The warrant is a freestanding instrument and is recorded as liability in accordance with ASC 480,
 Distinguishing Liabilities from Equity
.
As the Company’s issuance of warrants were bundled with other instruments (such as convertible preferred shares, convertible promissory notes, etc.), out of total considerations, the warrants are initially recognized at fair value and the remaining were allocated to other instruments on a relative fair value basis (if applicable). The fair value changes of the warrants (including the fair value changes arising from modification of warrants) up to the time of exercise or termination were recognized in earnings. Upon exercise, the total carrying value of the associated warrant liabilities was reclassified into the carrying value of the Preferred Shares into which it was converted.
The Company determined the fair value of the warrants with the assistance of an independent third-party valuation firm.

15. Warrants
In connection with the issuance of the Series
A-1
and
A-2
Preferred Shares on October 18, 2016, 2,246,744 Series
A-3
Warrants were issued to Series
A-1
and
A-2
preferred shareholders, which provided the holder the right to purchase Series
A-3
Preferred Shares. The Series
A-3
Warrants were later terminated on September 6, 2017 without being exercised.
In connection with the issuance of the Series B Preferred Shares on September 22, 2017, 5,633,780 Series B Warrants were issued to Series B preferred shareholders, which provided the holders the right to purchase Series
B-2
Preferred Shares.
In connection with the Company’s Series B Onshore Financing that took place on September 25, 2017, 2,620,842 Series B Warrants were issued to Series B Onshore Investors, which provided the holders the right to purchase Series
B-2
Preferred Shares.
During the period from June 29, 2018 to July 6, 2018, 3,301,849 Series B Warrants (representing Tranche I of Series B Warrants) were exercised to purchase 3,301,849 Series
B-2
Preferred Shares with proceeds of US$20,000 (equivalent to approximately RMB132,332).
On July 6, 2018, the Series B Warrants holders agreed that the Series B Warrants shall be divided into two tranches and exercisable in accordance with different time schedules, such that: (i) the holders have exercised part of the Series B Warrants in the total consideration of US$20,000 (“Tranche I of Series B Warrants”) and 3,301,849 Series
B-2
Preferred Shares of the Company in aggregate have been newly issued to such holders on a pro rata basis; (ii) only when the Company fails to submit a Qualified Public Offering application at an internationally recognized securities exchange by March 31, 2019, the Warrant Holders may exercise the remaining part of Series B Warrants, in the total consideration of US$30,000 (“Tranche II of Series B Warrants”) and 4,952,773 Series
B-2
Preferred Shares of the Company in aggregate will be issued to such holders on a pro rata basis; (iii) provided that the Company successfully submits a Qualified Public Offering application at an internationally recognized securities exchange by March 31, 2019, the holders shall unconditionally and irrevocably waive and cancel Tranche II of Series B Warrants; and (iv) the Tranche II of Series B Warrants may only be concurrently exercised by all the Warrant Holders in one lump. This is considered to be a modification to Series B Warrants.
According to the confirmations issued by the Company’s Series B Warrants holders in July 2019, the holders of Series B Warrants has unconditionally and irrevocably waived and cancelled the Tranche II of Series B Warrants. The fair value gain of warrants for the year ended December 31, 2019 was amounting to RMB5,644.
Accounting of Warrants
The warrant is a freestanding instrument and is recorded as liability in accordance with ASC 480,
Distinguishing Liabilities from Equity
.
As the Company’s issuance of warrants were bundled with other instruments (such as convertible preferred shares, convertible promissory notes, etc.), out of total considerations, the warrants are initially recognized at fair value and the remaining were allocated to other instruments on a relative fair value basis (if applicable). The fair value changes of the warrants (including the fair value changes arising from modification of warrants) up to the time of exercise or termination were recognized in earnings. Upon exercise, the total carrying value of the associated warrant liabilities was reclassified into the carrying value of the Preferred Shares into which it was converted.
The Company determined the fair value of the warrants with the assistance of an independent third party valuation firm.
The Group has measured the warrant liabilities at fair values on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2018. The Group used the binomial model to estimate the fair value of warrant liabilities using the following assumptions:

	As of December 31,
	2018
Risk-free rate of return		2.49%
Maturity date		September 25, 2019
Estimated volatility rate		50.9%
Exercise price	US$	6.06
Fair value of underlying convertible preferred shares	US$	6.91
The model requires the input of highly subjective assumptions including the risk-free rate of return, maturity date, estimated volatility rate and fair value of underlying preferred shares. The risk-free rate for periods within the contractual life is based on the US treasury strip bond with maturity similar to the maturity of the warrants as of valuation dates plus a China country risk premium. For expected volatilities, the Group has made reference to the historical daily stock prices volatilities of ordinary shares of several comparable companies in the same industry as the Group. The estimated fair value of the preferred shares was determined with assistance from an independent third party valuation firm. The Group’s management is ultimately responsible for the determination of the estimated fair value of its preferred shares.
The significant unobservable inputs used in the fair value measurement of the warrant liabilities include risk-free rate of return, interval between valuation date and maturity date, estimated volatility rate and fair value of underlying preferred shares. Significant decreases in interval between valuation date and maturity date, estimated volatility rate and fair value of underlying preferred shares would result in a significantly lower fair value measurement. Significant increases in risk-free rate of return would result in a significantly lower fair value measurement.